Offerings - Offering: 1	Apr. 28, 2025 USD ($)
Offering:
Fee Previously Paid	false
Rule 0-11	true
Transaction Valuation	$ 4,098,574,560.90
Fee Rate	0.01531%
Amount of Registration Fee	$ 627,491.77
Offering Note	(a) Aggregate number of securities to which transaction applies: As of April 22, 2025, the maximum number of securities of Dun & Bradstreet Holdings, Inc. (the "Company") to which this transaction applies was estimated to be (i) 446,424,575 shares of the Company's common stock, par value $0.0001 per share (the "Shares") outstanding, which is inclusive of all outstanding vested and unvested restricted Shares: (ii) no Shares underlying outstanding stock options, as all outstanding stock options have an exercise price that is greater than the per share merger consideration of $9.15 and will not be entitled to receive the per share merger consideration? and (iii) 1,507,071 Shares underlying outstanding time-based restricted stock units and performance-based restricted stock units, which may be entitled to receive the per share merger consideration of $9.15. (b) Per unit price or other underlying value of transaction computed pursuant to Exchange Act Rule 0-11 (set forth the amount on which the filing fee is calculated and state how it was determined): Estimated solely for the purposes of calculating the filing fee, as of April 22, 2025, the underlying value of the transaction was calculated based on the sum of: (i) the product of 446,424,575 Shares outstanding and the per share merger consideration of $9.15 and (ii) the product of 1,507,071 Shares underlying outstanding time-based restricted stock units and performance-based restricted stock units and the per share merger consideration of $9.15. (c) In accordance with Section 14(g) of the Securities Exchange Act of 1934, as amended, the filing fee was determined by multiplying the sum calculated in note (1(b)) above by 0.00015310.